BORROWINGS (Schedule of Movement in the Derivative Financial Liability) (Details) - Non-current liability [Member] - Derivative Financial Liability [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (526)
Event driven movement in derivative financial liability	0
Fair value adjustments in the period	(918)
Balance at end of the period	$ (1,444)